Institutional II | Harding Loevner Frontier Emerging Markets Portfolio
FRONTIER EMERGING MARKETS PORTFOLIO – INSTITUTIONAL CLASS II
INVESTMENT OBJECTIVE
The Frontier Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class II shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional II Harding Loevner Frontier Emerging Markets Portfolio Institutional Class II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional II Harding Loevner Frontier Emerging Markets Portfolio Institutional Class II
Management Fees	1.35%
Distribution (12b-1) Fees	none
Other Expenses	0.40%	[1]
Total Annual Portfolio Operating Expenses	1.75%
Fee Waiver and/or Expense Reimbursement	(0.40%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	[2]
[1]	"Other Expenses" have been based on estimated amounts for the current fiscal year.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class II of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.35% through February 28, 2018.

Example:
This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class II shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class II shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Institutional Class II’s operating expenses remain the same, except that the example assumes that the fee waiver and expense reimbursement pertains only through February 28, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Institutional II | Harding Loevner Frontier Emerging Markets Portfolio | Institutional Class II | USD ($)	137	512	912	2,029

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests primarily in companies that are based in frontier emerging markets, including the smaller traditionally-recognized emerging markets. Frontier emerging markets, with the exception of the oil-producing Gulf States and certain of the smaller traditionally-recognized emerging markets, tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets and the world’s major developed economies. The frontier emerging markets include the least developed markets even by emerging markets standards. Frontier emerging markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 12 countries.

As used herein, frontier emerging markets include countries that are represented in the MSCI Frontier Markets Index or the S&P Frontier Markets BMI, or similar market indices, and the smaller of the traditionally-recognized emerging markets, such as those individually constituting less than 5% of the MSCI Emerging Markets Index or the S&P Emerging Markets BMI. Factors bearing on whether a company is considered to be “based” in a frontier emerging market may include: (1) it is legally domiciled in a frontier emerging market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in frontier emerging markets; or (3) it has the principal exchange listing for its securities in a frontier emerging market. Frontier emerging markets generally include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States and the larger traditionally-recognized emerging markets of Taiwan, South Korea, Mexico, South Africa, Brazil, India, China and Russia. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stocks, rights and warrants issued by companies that are based in the frontier emerging markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in frontier emerging market securities, and investment companies that invest in the types of securities in which the Portfolio would normally invest.

The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.

Because some frontier emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
PRINCIPAL RISKS
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in the foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Frontier Emerging Market Risk: Frontier emerging market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in frontier emerging market securities than in securities of issuers based in more developed foreign countries, including securities of issuers based in larger emerging markets. Frontier emerging markets generally receive less investor attention than developed markets and larger emerging markets.

Participation Notes Risk: Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Concentration Risk: The Portfolio may invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index. Accordingly, at any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to factors that adversely affect that industry group.

NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.

Financial Services Sector Risk: To the extent the Portfolio invests in securities and other obligations of issuers in the financial services sector, the Portfolio will be vulnerable to events affecting companies in the financial services industry. Examples of risks affecting the financial services sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier.
PORTFOLIO PERFORMANCE
Institutional Class II shares of the Portfolio are expected to commence operations on March 1, 2017. Because Institutional Class II shares have not yet been in operation for a calendar year, the performance information shown below is for the Institutional Class I shares of the Portfolio (formerly known as “Institutional Class”). Institutional Class I shares and Institutional Class II shares of the Portfolio would have substantially similar annual returns because both classes of shares invest in the same portfolio of securities, but returns will differ only to the extent that the Institutional Class II shares have lower expenses. The bar chart below shows how the Portfolio’s Institutional Class I investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class I average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Portfolio’s Institutional Class I has performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio’s Institutional Class II will perform in the future.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
FRONTIER EMERGING MARKETS PORTFOLIO – INSTITUTIONAL CLASS I

The best calendar quarter return during the period shown above was 37.37% in the 2nd quarter of 2009; the worst was -15.65% in the 3rd quarter of 2011.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2016)
Average Annual Total Returns - Institutional II - Harding Loevner Frontier Emerging Markets Portfolio		1-YEAR	5-YEAR	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS I		2.16%	4.25%	(2.89%)	May 27, 2008
INSTITUTIONAL CLASS I | Return After Taxes on Distributions	[1]	2.31%	4.22%	(2.94%)	May 27, 2008
INSTITUTIONAL CLASS I | Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	1.82%	3.55%	(2.00%)	May 27, 2008
MSCI FRONTIER EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes)		4.99%	3.00%	(4.08%)	May 27, 2008
[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio's other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.